COMMON STOCK (Details) - USD ($)		12 Months Ended
	Apr. 15, 2010	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013	Oct. 14, 2010	Nov. 14, 2001
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 1,846,000	$ 1,919,000	$ 1,874,000
Income tax benefit from share-based compensation		900,000	900,000	400,000
Cash received from option exercises and share issuances under plans		1,100,000	500,000	2,100,000
Actual tax benefit realized from option exercises and share issuances under plans		$ 370,000	$ 319,000	290,000
Stock Repurchase Program [Abstract]
Shares authorized for repurchase (in shares)					2,000,000	2,500,000
Repurchase of shares (in shares)		13,613	105,012
Cumulative total authorized shares available for repurchase (in shares)		2,900,000
Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate from fair market value on purchase date (in hundredths)		85.00%
Stock Retainer Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Multiplier of retainer fee (in hundredths)		110.00%
Stock Retainer Plan expense		$ 600,000	$ 600,000	400,000
LTSIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for LTSIP (in shares)	1,000,000
Unused shares from prior plans (in shares)	1,600,000
Additional shares authorized per year, maximum (in shares)	200,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense of stock options		$ 0	$ 0	$ 0